Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥)				2 Months Ended	3 Months Ended		5 Months Ended		12 Months Ended
	Nov. 28, 2025	Nov. 29, 2024	Nov. 30, 2023	Jun. 30, 2024	Feb. 27, 2026	Jul. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Nov. 14, 2025	May 15, 2025	Nov. 14, 2024	May 15, 2024	Nov. 14, 2023
Treasury Stock:
Treasury stock %									5.00%
Minimum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account									50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991									5.00%
Maximum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991									10.00%
Common stock | Maximum
Treasury Stock:
Aggregated number of shares allowed for repurchase (in shares)										130,000,000	175,000,000	230,000,000	80,000,000	400,000,000
Aggregate amount of shares allowed for repurchase										¥ 250,000,000,000	¥ 250,000,000,000	¥ 300,000,000,000	¥ 100,000,000,000	¥ 400,000,000,000
Treasury stock common
Treasury Stock:
Number of own shares repurchased (in shares)				62,666,100	94,456,300	126,363,300	158,752,500	300,646,400
Treasury shares value				¥ 99,999,986,737	¥ 249,999,908,452	¥ 249,999,975,140	¥ 299,999,995,801	¥ 399,999,861,554
Treasury shares cancelled (in shares)	200,000,000	270,000,000	350,000,000
BK and TB | Common stock
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991									¥ (1,910,106,000,000)
BK and TB | Unappropriated retained earnings (Note 19):
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991									¥ 1,910,106,000,000